Power generation licenses (Tables)	12 Months Ended
Dec. 31, 2017
Power generation licenses [abstract]
Detailed information about power generation license
	2017	2016
Beginning of the year	3,849,199	3,679,175

Movement:
Currency translation differences	67,047	170,024

End of the year	3,916,246	3,849,199